Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Net Revenue		$ 431,954	$ 400,522
Ireland
Segment Reporting Information [Line Items]
Net Revenue	[1]	109,205	100,835
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue		71,453	75,642
United States
Segment Reporting Information [Line Items]
Net Revenue		201,615	184,090
Rest of World
Segment Reporting Information [Line Items]
Net Revenue		$ 49,681	$ 39,955

[1]	All sales shown for Ireland are export sales.